Borrowings (Details) ¥ in Millions				12 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 27, 2022 USD ($)	Sep. 27, 2022 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 ft²	Mar. 31, 2024 m²	Sep. 22, 2023	Mar. 31, 2023 JPY (¥)
Borrowings [Line Items]
Aggregate credit line		$ 61,300,000	¥ 8,150.0
Interest rate		0.70%	0.70%
Aggregate borrowed amount					¥ 8,150.0	$ 61,300,000
Net outstanding balance	$ 2,200,000			$ 2,200,000		60,600,000			¥ 340.1				¥ 8,100.0
Unamortized loan service						643,438							¥ 85.6
Maturity date												Sep. 22, 2023
Bears interest rate, percentage								1.20%				1.20%
Repayment of debt (in Yen)					¥ 300.0
Outstanding balance loan	$ 51,900,000			51,900,000					¥ 7,850.0
Interest rate description	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
Piece of land (in Square Meters)										16,165	16,165
Resona Merchant Bank Asia Limited [Member]
Borrowings [Line Items]
Interest expenses | $				$ 1,588,395		$ 2,388,870	$ 2,951,406
Weighted average interest rates						1.49%	1.59%	1.19%					1.49%
Revolving Credit Facility [Member] | Resona Merchant Bank Asia Limited [Member]
Borrowings [Line Items]
Aggregate borrowed amount			¥ 200.0